Quarterly Financial Results (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended										6 Months Ended		9 Months Ended			12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Jun. 30, 2013	Jun. 30, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues
Gross premiums written	$ 126,403	$ 162,277	$ 45,425	$ 98,215	$ 96,020	$ 27,895	$ 41,651	$ 28,178	$ 92,650	$ 0			$ 359,498	$ 239,660		$ 401,937	$ 190,374	$ 0
Gross premiums ceded	(150)	0	0	0	(9,975)	0	0	0	0	0			(150)	(9,975)		(9,975)	0	0
Net premiums written	126,253	162,277	45,425	98,215	86,045	27,895	41,651	28,178	92,650	0			359,348	229,685		391,962	190,374	0
Change in net unearned premium reserves	(17,305)	(103,767)	20,904	(35,928)	(52,504)	5,590	(7,333)	(13,337)	(78,813)	0			(98,388)	(67,528)		(171,295)	(93,893)	0
Net premiums earned	108,948	58,510	66,329	62,287	33,541	33,485	34,318	14,841	13,837	0			260,960	162,157		220,667	96,481	0
Net investment income		87,074	53,371	32,067	80,691
Total revenues		145,584	119,700	94,354	114,232
Expenses
Loss and loss adjustment expenses incurred, net	60,115	36,133	39,349	45,692	18,638	26,626	24,709	16,686	12,285	0			150,783	103,679		139,812	80,306	0
Acquisition costs, net	38,317	18,833	21,117	14,921	13,073	10,898	10,856	2,138	712	0			93,331	49,111		67,944	24,604	0
General and administrative expenses	10,124	8,965	9,846	7,217	7,008	7,155	6,440	9,621	4,160	1,130			29,698	24,071		33,036	27,376	1,130
Total expenses		63,931	70,312	67,830	38,719
Income (loss) including non-controlling interests	(2,580)	81,653	49,388	26,524	75,513	61,317	39,999	(31,227)	30,528	(1,130)			70,514	151,425		233,078	100,617	(1,130)
Income attributable to non-controlling interests	(3,417)	(1,565)	(2,818)	(301)	(1,083)	(607)	(423)	120	(306)	0			(5,440)	(4,202)		(5,767)	(1,216)	0
Net income (loss)	$ (5,997)	$ 80,088	$ 46,570	$ 26,223	$ 74,430	$ 60,710	$ 39,576	$ (31,107)	$ 30,222	$ (1,130)			$ 65,074	$ 147,223		$ 227,311	$ 99,401	$ (1,130)
Earnings (loss) per share
Basic (in dollars per share)	$ (0.06)	$ 0.77	$ 0.52	$ 0.33	$ 0.94	$ 0.77	$ 0.50	$ (0.40)	$ 0.38	$ (0.01)			$ 0.63	$ 1.77		$ 2.58	$ 1.26
Diluted (in dollars per share)	$ (0.06)	$ 0.75	$ 0.51	$ 0.33	$ 0.93	$ 0.76	$ 0.50	$ (0.40)	$ 0.38	$ (0.01)	$ 1.26	$ (0.01)	$ 0.61	$ 1.75	$ 0.49	$ 2.54	$ 1.26
Weighted average number of common shares used in the determination of earnings (loss) per share
Basic (in shares)	103,295,920	103,264,616	89,620,394	78,432,132	78,432,132	78,432,132	78,432,132	78,432,132	78,432,132	78,432,132			103,275,204	82,630,430		87,505,540	78,432,132
Diluted (in shares)	103,295,920	106,390,339	90,915,805	79,254,268	79,083,675	78,820,844	78,551,830	78,432,132	78,432,132	78,432,132	79,147,972	78,432,132	106,454,775	83,453,835	78,492,979	88,970,531	78,598,236